Depreciation, Amortization, and Impairment (Tables)	12 Months Ended
Dec. 31, 2019
Depreciation, Amortization, and Impairment [Abstract]
Schedule of depreciation, amortization and impairment charges

Depreciation, amortization and impairment charges for the years ended December 31, 2019, 2018 and 2017, are detailed below:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property, plant, and equipment	(52,855)	(54,987)	(55,623)
Amortization of Intangible assets	(26,348)	(24,293)	(22,200)
Depreciation right of use assets	(26,889)	-	-
Total depreciation and amortization	(106,092)	(79,280)	(77,823)
Impairment of property, plant, and equipment	(1,013)	(39)	(354)
Impairment of right of use assets	(1,713)	-	-
Impairment of intangibles	-	-	(5,290)
Total impairment	(2,726)	(39)	(5,644)
Total	(108,818)	(79,319)	(83,467)